Convertible redeemable preferred shares - Schedule of carrying amount of preferred equity (Parenthetical) (Detail)			1 Months Ended		12 Months Ended
	Dec. 20, 2019 shares	May 29, 2018 CNY (¥)	May 31, 2018 shares	Jan. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	May 29, 2018 $ / shares shares
Class of Stock [Line Items]
Repurchase of Preferred Equity					¥ 39,995,000
Deemed dividend upon repurchase of Preferred Equity					¥ 6,661,667
Ordinary Shares [Member]
Class of Stock [Line Items]
Repurchased shares | shares	291,207		125,000
Series C-2 Preferred Equity [Member]
Class of Stock [Line Items]
Repurchase of Preferred Equity				¥ 39,995,000
Deemed dividend upon repurchase of Preferred Equity				¥ 6,661,667
Series E Preferred Shares [Member]
Class of Stock [Line Items]
Preferred shares issued | shares						7,828,728
Preferred shares per-share purchase price | $ / shares						$ 80.57
Preferred shares cash consideration		¥ 4,026,518,012